Financial Assets and Liabilities Measured at Fair Value on Recurring Basis (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
United Airlines, Inc. | Convertible Debt Derivative Asset
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Convertible debt derivative asset	$ 268	$ 193
United Airlines, Inc. | Convertible Debt Option Liability
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Convertible debt option liability	(128)	(95)
Fair Value, Measurements, Recurring | Cash and Cash Equivalents
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Cash and cash equivalents	4,770	6,246
Fair Value, Measurements, Recurring | Asset-backed Securities
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Short-term investments	715	478
Fair Value, Measurements, Recurring | Corporate Debt
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Short-term investments	537	515
Fair Value, Measurements, Recurring | CDARS
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Short-term investments	367	355
Fair Value, Measurements, Recurring | Auction Rate Securities
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Short-term investments	116	113
Fair Value, Measurements, Recurring | U.S. Government And Agency Notes
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Short-term investments	12	22
Fair Value, Measurements, Recurring | Other Fixed Income Securities
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Short-term investments	26	33
Fair Value, Measurements, Recurring | EETC
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Enhanced equipment trust certificates ("EETC")	63	60
Fair Value, Measurements, Recurring | Fuel Derivatives, Net
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Fuel derivatives, net	46	73
Fair Value, Measurements, Recurring | Foreign Currency Derivatives
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Foreign currency derivatives		(1)
Fair Value, Measurements, Recurring | Restricted Cash
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Restricted cash	447	569
Fair Value, Measurements, Recurring | Level 1 | Cash and Cash Equivalents
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Cash and cash equivalents	4,770	6,246
Fair Value, Measurements, Recurring | Level 1 | Restricted Cash
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Restricted cash	447	569
Fair Value, Measurements, Recurring | Level 2 | Asset-backed Securities
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Short-term investments	715	478
Fair Value, Measurements, Recurring | Level 2 | Corporate Debt
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Short-term investments	537	515
Fair Value, Measurements, Recurring | Level 2 | CDARS
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Short-term investments	367	355
Fair Value, Measurements, Recurring | Level 2 | U.S. Government And Agency Notes
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Short-term investments	12	22
Fair Value, Measurements, Recurring | Level 2 | Other Fixed Income Securities
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Short-term investments	26	33
Fair Value, Measurements, Recurring | Level 2 | Fuel Derivatives, Net
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Fuel derivatives, net	46	73
Fair Value, Measurements, Recurring | Level 2 | Foreign Currency Derivatives
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Foreign currency derivatives		(1)
Fair Value, Measurements, Recurring | Level 3 | Auction Rate Securities
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Short-term investments	116	113
Fair Value, Measurements, Recurring | Level 3 | EETC
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Enhanced equipment trust certificates ("EETC")	63	60
Fair Value, Measurements, Recurring | United Airlines, Inc. | Cash and Cash Equivalents
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Cash and cash equivalents	4,765	6,240
Fair Value, Measurements, Recurring | United Airlines, Inc. | Asset-backed Securities
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Short-term investments	715	478
Fair Value, Measurements, Recurring | United Airlines, Inc. | Corporate Debt
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Short-term investments	537	515
Fair Value, Measurements, Recurring | United Airlines, Inc. | CDARS
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Short-term investments	367	355
Fair Value, Measurements, Recurring | United Airlines, Inc. | Auction Rate Securities
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Short-term investments	116	113
Fair Value, Measurements, Recurring | United Airlines, Inc. | U.S. Government And Agency Notes
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Short-term investments	12	22
Fair Value, Measurements, Recurring | United Airlines, Inc. | Other Fixed Income Securities
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Short-term investments	26	33
Fair Value, Measurements, Recurring | United Airlines, Inc. | EETC
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Enhanced equipment trust certificates ("EETC")	63	60
Fair Value, Measurements, Recurring | United Airlines, Inc. | Fuel Derivatives, Net
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Fuel derivatives, net	46	73
Fair Value, Measurements, Recurring | United Airlines, Inc. | Foreign Currency Derivatives
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Foreign currency derivatives		(1)
Fair Value, Measurements, Recurring | United Airlines, Inc. | Restricted Cash
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Restricted cash	447	568
Fair Value, Measurements, Recurring | United Airlines, Inc. | Convertible Debt Derivative Asset
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Convertible debt derivative asset	268	193
Fair Value, Measurements, Recurring | United Airlines, Inc. | Convertible Debt Option Liability
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Convertible debt option liability	(128)	(95)
Fair Value, Measurements, Recurring | United Airlines, Inc. | Level 1 | Cash and Cash Equivalents
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Cash and cash equivalents	4,765	6,240
Fair Value, Measurements, Recurring | United Airlines, Inc. | Level 1 | Restricted Cash
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Restricted cash	447	568
Fair Value, Measurements, Recurring | United Airlines, Inc. | Level 2 | Asset-backed Securities
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Short-term investments	715	478
Fair Value, Measurements, Recurring | United Airlines, Inc. | Level 2 | Corporate Debt
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Short-term investments	537	515
Fair Value, Measurements, Recurring | United Airlines, Inc. | Level 2 | CDARS
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Short-term investments	367	355
Fair Value, Measurements, Recurring | United Airlines, Inc. | Level 2 | U.S. Government And Agency Notes
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Short-term investments	12	22
Fair Value, Measurements, Recurring | United Airlines, Inc. | Level 2 | Other Fixed Income Securities
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Short-term investments	26	33
Fair Value, Measurements, Recurring | United Airlines, Inc. | Level 2 | Fuel Derivatives, Net
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Fuel derivatives, net	46	73
Fair Value, Measurements, Recurring | United Airlines, Inc. | Level 2 | Foreign Currency Derivatives
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Foreign currency derivatives		(1)
Fair Value, Measurements, Recurring | United Airlines, Inc. | Level 3 | Auction Rate Securities
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Short-term investments	116	113
Fair Value, Measurements, Recurring | United Airlines, Inc. | Level 3 | EETC
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Enhanced equipment trust certificates ("EETC")	63	60
Fair Value, Measurements, Recurring | United Airlines, Inc. | Level 3 | Convertible Debt Derivative Asset
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Convertible debt derivative asset	268	193
Fair Value, Measurements, Recurring | United Airlines, Inc. | Level 3 | Convertible Debt Option Liability
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Convertible debt option liability	$ (128)	$ (95)